Loan Sales and Variable Interest Entities - Summary of Credit Risk Transfer Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
During the year:
Deposits of cash securing CRT Agreements	$ 306,507	$ 147,446	$ 0
Carrying value of CRT Agreements:
Deposits securing credit risk transfer agreements	450,059	147,000
Interest-only security payable at fair value	4,114	0
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Credit Risk Transfer Agreements [Member]
During the year:
UPB of mortgage loans sold under CRT Agreements	11,190,933	4,602,507
Deposits of cash securing CRT Agreements	306,507	147,446
Interest earned on Deposits securing CRT Agreements	930	0
Gains recognized on CRT Agreements included in Net gain (loss) on investments
Realized	21,298	1,831
Resulting from valuation changes	15,316	(1,238)
Gains (losses) recognized on gross derivative related to credit risk transactions	36,614	593
Change in fair value of interest-only security payable at fair value	(4,114)	0
Gains (losses) recognized on net derivative related to credit risk transactions	32,500	593
Payments made to settle losses	90	0
UPB of mortgage loans subject to credit guarantee obligations	14,379,850	4,546,265
Delinquency status (in UPB):
Current—89 days delinquent	14,372,247	4,546,265
90 or more days delinquent	5,711	0
Foreclosure	1,892	0
Carrying value of CRT Agreements:
Deposits securing credit risk transfer agreements	450,059	147,000
Interest-only security payable at fair value	4,114	0
Commitments to fund Deposits securing credit risk transfer agreements	92,109	0
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Credit Risk Transfer Agreements [Member] | Derivative Assets [Member]
Carrying value of CRT Agreements:
Derivative assets	$ 15,610	$ 593